Capital adequacy (Details Textual)	Dec. 31, 2013
Capital Adequacy [Line Items]
Minimum Capital Adequacy Ratio	8.00%
Off Balance Sheet Irrevocable Contingency Transaction Ratio	4.00%
Capital Adequacy Ratio	14.65%